Note 11 - Derivatives and Fair Value Disclosures (Details) - Components of Accumulated Other Comprehensive Income /(Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive	$ (293,020)	$ (49,471)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive	(49,471)	18,378
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471	(67,849)
Accumulated other comprehensive	$ (293,020)	$ (49,471)